Trade and other receivables - Average expected loss rates and gross balances for the retail customer receivables in our US operations (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	£ 3,522	£ 3,266
Accrued income
Disclosure of financial assets [line items]
Expected credit loss rate	7.00%	5.00%
Trade receivables	£ 322	£ 395
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	£ 1,852	£ 1,852
0 – 30 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	7.00%	5.00%
Trade receivables	£ 580	£ 651
30 – 60 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	24.00%	14.00%
Trade receivables	£ 155	£ 194
60 – 90 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	36.00%	29.00%
Trade receivables	£ 108	£ 109
3 – 6 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	52.00%	47.00%
Trade receivables	£ 140	£ 121
6 – 12 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	66.00%	63.00%
Trade receivables	£ 180	£ 105
Over 12 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	71.00%	79.00%
Trade receivables	£ 367	£ 277